Financial Instruments and Financial Risk Management (Tables)	3 Months Ended
Mar. 31, 2026
Financial Instruments and Financial Risk Management
Schedule of Fair Value Measurement by Levels of Financial Assets

The following tables set forth the Company's financial assets measured at fair value by level within the fair value hierarchy for the periods indicated (in thousands):

March 31, 2026	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$51,464	$51,464
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $31.2 million and $20.2 million related to SWA Lithium and Texas Lithium, respectively.

December 31, 2025	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$52,299	$52,299
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $31.4 million and $20.9 million related to SWA Lithium and Texas Lithium, respectively.

Schedule of Assets and Liabilities Exposed to Currency Risk

	March 31, 2026	December 31, 2025
Cash	$134,127	$142,339
Investment in Aqualung	5,350	5,350
Accounts receivable	1,555	322
Accounts payable	—	99